Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies

7. Commitments and Contingencies

Leases

On March 6, 2013, the Company extended its lease agreement for 11,600 square feet of space in its current facility in Point Richmond, California by one year through May 31, 2014. On February 18, 2014, the lease was extended to August 31, 2014. On July 1, 2014, the term of the lease was amended to continue on a month-to-month basis, terminable by either party with sixty days notice; with the soonest any such notice may be given is October 2, 2014 (which, if delivered, would cause the term to expire as of November 30, 2014).

Legal Proceedings

ANDA Litigation - Intermezzo

In July 2012, the Company received notifications from three companies, Actavis Elizabeth LLC (Actavis), Watson Laboratories, Inc. - Florida (Watson), and Novel Laboratories, Inc. (Novel), in September 2012, from each of Par Pharmaceutical, Inc. and Par Formulations Private Ltd. (together, the Par Entities), in February 2013 from Dr. Reddy’s Laboratories, Inc. and Dr. Reddy’s Laboratories, Ltd. (together, Dr. Reddy’s), and in July 2013 from TWi Pharmaceuticals, Inc. (TWi) stating that each has filed with the FDA an Abbreviated New Drug Application, or ANDA, that references Intermezzo.

•	Actavis & Watson: In the July 2012 notifications, Actavis and Watson indicated that each company’s ANDA includes Paragraph IV patent certifications to our U.S. Patent Nos. 7,658,945 (expiring April 15, 2027) and 7,682,628 (expiring February 16, 2025) (together, the “‘945 and ‘628 Patents”). On November 28, 2012, Watson withdrew its ANDA, and, as a result of such withdrawal, on December 18, 2012, the Company and Purdue agreed to voluntarily dismiss the action without prejudice and on December 20, 2012 a court order was entered to such effect. The dismissal of Watson’s ANDA had no effect on the ANDA filed by Actavis, a wholly owned subsidiary of Watson Pharmaceuticals, Inc. On January 24, 2013, Actavis notified the Company that it has included Paragraph IV patent certifications to Transcept’s U.S. Patent Nos. 8,242,131 (expiring August 20, 2029) and 8,252,809 (expiring February 16, 2025) (together, the “‘131 and ‘809 Patents”).

•	Novel: In the July 2012 notifications, Novel indicated that its ANDA includes Paragraph IV patent certifications to the ‘945 and ‘628 Patents. On December 10, 2012, Novel notified the Company that it has included Paragraph IV patent certifications to the ‘131 and ‘809 Patents.

•	Par Entities: The ANDAs submitted by the Par Entities each include Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

•	Dr. Reddy’s: The ANDA submitted by Dr. Reddy’s includes Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

•	TWi: The ANDA submitted by TWi includes Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

In August 2012, August 2012, September 2012, and October 2012, respectively, the Company joined Purdue Pharma in filing actions against Actavis, Watson and certain of their affiliates, Novel, and the Par Entities, in the U.S. District Court for the District of New Jersey, in each action alleging patent infringement and seeking injunctive and other relief. In December 2012, the Company and Purdue Pharma agreed to voluntarily dismiss the action against Watson following its withdrawal of its ANDA. After receiving the supplemental notifications referenced above, the Company and Purdue Pharma amended their pending complaints against Actavis and Novel to also allege infringement of the ‘131 and ‘809 patents, as well as the ‘628 patent previously asserted against those companies.

The actions against the Par Entities alleged infringement of the ‘131 and ‘809 patents. In September 2013, the Company and Purdue Pharma agreed to voluntarily dismiss the action against one of the two Par Entities, Par Formulations Private Ltd., following that Par Entity’s withdrawal of its ANDA. The action against the other Par Entity, Par Pharmaceutical, Inc., remains pending and continues to allege infringement of the ‘131 and ‘809 patents.

In April 2013, the Company joined Purdue Pharma in filing an action in the U.S. District Court for the District of New Jersey against Dr. Reddy’s, alleging patent infringement of the ‘628, ‘131 and ‘809 patents, and seeking injunctive and other relief.

In August 2013, the Company joined Purdue Pharma in filing two actions against TWi. The first action against TWi was filed on August 20, 2013 in the U.S. District Court for the District of New Jersey, and the second action against TWi was filed on August 22, 2013 in the U.S. District Court for the Northern District of Illinois. Each action alleges patent infringement of the ‘131 and ‘809 patents, and seeks injunctive and other relief. On October 17, 2013, TWi filed answers and counterclaims in both New Jersey and Illinois, in both cases seeking declarations of non-infringement and invalidity as to the ‘945, ‘628, ‘131, and ‘809 patents, as well as other relief. On January 13, 2014, the Illinois action against TWi was stayed pending dismissal of the New Jersey action against TWi, or further order of the Illinois court. On January 24, 2014, the Company and Purdue provided TWi with a covenant not to sue TWi based on its current ANDA formulation under the ‘945 or ‘628 patents, and on February 28, 2014, the Company and Purdue filed a motion in the New Jersey action to dismiss TWi’s counterclaims pertaining to the ‘945 or ‘628 patents based on the tendering of that covenant not to sue. On April 9, 2014, the New Jersey court denied the motion of the Company and Purdue. On July 22, 2014, the New Jersey court entered a consent decree and partial final judgment of non-infringement in TWi’s favor on the ‘945, ‘628, and ‘809 patents. The action against TWi remains pending as to the ‘131 patent.

On February 26, 2014, the New Jersey court consolidated the action of the Company and Purdue against TWi with the existing consolidated action referenced above against Actavis, Novel, Par Pharmaceutical, and Dr. Reddy’s.

On July 22, 2014, the New Jersey court ordered that the trail of the consolidated action will commence on December 1, 2014.

Patent Term Adjustment Suit

In January 2013, the Company and Purdue Pharma filed suit in the Eastern District of Virginia against the United States Patent and Trademark Office, or USPTO, in connection with certain changes to the Leahy-Smith America Invents Act. The Company and Purdue Pharma are seeking a recalculation of the patent term adjustment of the ‘131 Patent. Purdue Pharma has agreed to bear the costs and expenses associated with this litigation. In June of 2013, the judge granted a joint motion to stay the proceedings pending a final decision on appeal by the Federal Circuit in Exelixis, Inc. v. Rea, No. 2013-11 75 (Fed. Cir.), and Exelixis, Inc. v. Rea, No. 20 13-11 98 (Fed. Cir.).

From time to time the Company is involved in legal proceedings arising in the ordinary course of business. The Company believes there is no other litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition.

7. Commitments and Contingencies

Leases

In February 2006, the Company signed an operating lease for its corporate offices that included approximately 11,600 square feet of office and laboratory space in Point Richmond, California. The lease term is for seven years, commencing on June 1, 2006. In June 2007, the Company amended this operating lease to add approximately 3,000 square feet of additional office space. The lease term of this amendment coincides with the original lease agreement, with a separate commencement date of September 12, 2007. As part of this amendment, the landlord agreed to contribute $0.1 million toward the costs of tenant improvements for the additional space. This landlord contribution is being amortized on a straight-line basis over the term of the lease as a reduction to rent expense. On March 6, 2013, the Company extended its lease agreement for 11,600 square feet of space in its current facility in Point Richmond, California by one year through May 31, 2014. On February 18, 2014, the lease was extended to August 31, 2014.

On February 20, 2009, the Company signed an operating lease for 12,257 square feet of general office space in Point Richmond, California. The lease term commenced in March 2009 and terminated on May 31, 2011. In conjunction with restructuring its operations upon signing the Collaboration Agreement discussed in Note 9, the Company vacated this property in August 2009 and recorded a charge to rent expense of $0.3 million related to the fair value of the remaining lease payments reduced by estimated sublease income. This liability was amortized using the effective interest method over the remaining life of the lease, which terminated on May 31, 2011.

Future minimum payments under the remaining lease as of December 31, 2013 total $124,000 and will be due within one year of such date.

Rent expense, net of sublease income as applicable, for the years ended December 31, 2013, 2012 and 2011 was $0.3 million, $0.2 million and $0.3 million, respectively. Sublease income for the years ended December 31, 2012 and 2011 was $0.3 million and $0.5 million, respectively and was recorded as an offset against rent expense. There was no sublease income for the year ended December 31, 2013.

Indemnity Agreements

The Company indemnifies its officers and directors for certain events or occurrences, subject to certain limits. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recognized any liabilities relating to these agreements as of December 31, 2013.

Legal Proceedings

In July 2012, the Company received notifications from three companies, Actavis Elizabeth LLC (Actavis), Watson Laboratories, Inc. - Florida (Watson), and Novel Laboratories, Inc. (Novel), in September 2012, from each of Par Pharmaceutical, Inc. and Par Formulations Private Ltd. (together, the Par Entities), in February 2013 from Dr. Reddy’s Laboratories, Inc. and Dr. Reddy’s Laboratories, Ltd. (together, Dr. Reddy’s), and in July 2013 from TWi Pharmaceuticals, Inc. (TWi) stating that each has filed with the FDA an Abbreviated New Drug Application, or ANDA, that references Intermezzo.

•	Actavis & Watson: In the July 2012 notifications, Actavis and Watson indicated that each company’s ANDA includes Paragraph IV patent certifications to our U.S. Patent Nos. 7,658,945 (expiring April 15, 2027) and 7,682,628 (expiring February 16, 2025) (together, the “‘945 and ‘628 Patents”). On November 28, 2012, Watson withdrew its ANDA, and, as a result of such withdrawal, on December 18, 2012, the Company and Purdue agreed to voluntarily dismiss the action without prejudice and on December 20, 2012 a court order was entered to such effect. The dismissal of Watson’s ANDA had no effect on the ANDA filed by Actavis, a wholly owned subsidiary of Watson Pharmaceuticals, Inc. On January 24, 2013, Actavis notified the Company that it has included Paragraph IV patent certifications to Transcept’s U.S. Patent Nos. 8,242,131 (expiring August 20, 2029) and 8,252,809 (expiring February 16, 2025) (together, the “‘131 and ‘809 Patents”).

•	Novel: In the July 2012 notifications, Novel indicated that its ANDA includes Paragraph IV patent certifications to the ‘945 and ‘628 Patents. On December 10, 2012, Novel notified the Company that it has included Paragraph IV patent certifications to the ‘131 and ‘809 Patents.

•	Par Entities: The ANDAs submitted by the Par Entities each include Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

•	Dr. Reddy’s: The ANDA submitted by Dr. Reddy’s includes Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

•	TWi: The ANDA submitted by TWi includes Paragraph IV patent certifications to the ‘945, ‘628, ‘131 and ‘809 Patents.

In August 2012, August 2012, September 2012, and October 2012, respectively, the Company joined Purdue Pharma in filing actions against Actavis, Watson and certain of their affiliates, Novel, and the Par Entities, in the U.S. District Court for the District of New Jersey, in each action alleging patent infringement and seeking injunctive and other relief. In December 2012, the Company and Purdue Pharma agreed to voluntarily dismiss the action against Watson following its withdrawal of its ANDA. After receiving the supplemental notifications referenced above, the Company and Purdue Pharma amended their pending complaints against Actavis and Novel to also allege infringement of the ‘131 and ‘809 patents, as well as the ‘628 patent previously asserted against those companies.

The actions against the Par Entities alleged infringement of the ‘131 and ‘809 patents. In September 2013, the Company and Purdue Pharma agreed to voluntarily dismiss the action against one of the two Par Entities, Par Formulations Private Ltd., following that Par Entity’s withdrawal of its ANDA. The action against the other Par Entity, Par Pharmaceutical, Inc., remains pending and continues to allege infringement of the ‘131 and ‘809 patents. In April 2013, the Company joined Purdue Pharma in filing an action in the U.S. District Court for the District of New Jersey against Dr. Reddy’s, alleging patent infringement of the ‘628, ‘131 and ‘809 patents, and seeking injunctive and other relief. The New Jersey court has consolidated the Company’s actions against each of the above-referenced generic companies into a single action.

In August 2013, the Company joined Purdue Pharma in filing two actions against TWi. The first action against TWi was filed on August 20, 2013 in the U.S. District Court for the District of New Jersey, and the second action against TWi was filed on August 22, 2013 in the U.S. District Court for the Northern District of Illinois. Each action alleges patent infringement of the ‘131 and ‘809 patents, and seeks injunctive and other relief. On October 17, 2013, TWi filed answers and counterclaims in both New Jersey and Illinois, in both cases seeking declarations of non-infringement and invalidity as to the ‘945, ‘628, ‘131, and ‘809 patents, as well as other relief. On January 13, 2014, the Illinois action against TWi was stayed pending dismissal of the New Jersey action against TWi, or further order of the Illinois court. On January 24, 2014, the Company and Purdue provided TWi with a covenant not to sue TWi based on its current ANDA formulation under the ‘945 or ‘628 patents, and on February 28, 2014, the Company and Purdue filed a motion to dismiss TWi’s counterclaims pertaining to the ‘945 or ‘628 patents based on the tendering of that covenant not to sue. TWi has stated that it intends to oppose that motion.

On February 26, 2014, the New Jersey court consolidated the Company’s action against TWi with the existing consolidated action referenced above against Actavis, Novel, Par Pharmaceutical, and Dr. Reddy’s.

Patent Term Adjustment Suit

In January 2013, the Company and Purdue Pharma filed suit in the Eastern District of Virginia against the United States Patent and Trademark Office, or USPTO, in connection with certain changes to the Leahy-Smith America Invents Act. The Company and Purdue Pharma are seeking a recalculation of the patent term adjustment of the ‘131 Patent. Purdue Pharma has agreed to bear the costs and expenses associated with this litigation. In June of 2013, the judge granted a joint motion to stay the proceedings pending a final decision on appeal by the Federal Circuit in Exelixis, Inc. v. Rea, No. 2013-11 75 (Fed. Cir.), and Exelixis, Inc. v. Rea, No. 20 13-11 98 (Fed. Cir.).

Derivative Suit

In October 2013, one of the Company’s stockholders, Retrophin, Inc., filed a purported derivative suit against the Company’s Board of Directors in the Court of Chancery of the State of Delaware purporting to assert claims on behalf of the Company, and alleging that the Board of Directors approved and paid excessive compensation to its directors. In January 2014, this case was dismissed by the Court of Chancery following Retrophin’s voluntary submission of a stipulated order of dismissal.

From time to time the Company is involved in legal proceedings arising in the ordinary course of business. The Company believes there is no other litigation pending that could have, individually or in the aggregate, a material adverse effect on its results of operations or financial condition. The Company does not believe that any of the above matters will result in a liability that is probable or estimable at December 31, 2013.